Lease Arrangements (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Future minimum revenue expected to be earned
2013	$ 577,023
2014	549,954
2015	547,605
2016	538,845
2017	506,350
2018 and thereafter	2,198,547
Total future revenue	$ 4,918,324
Lease Arrangements
Term of periodic drydocking and special survey maintenance per vessel	2 years 6 months
Term of periodic drydocking and special survey maintenance per vessel for vessels less than 15 years old	5 years
Minimum
Lease Arrangements
Period of drydocking and special survey maintenance carried out on vessels	10 days
Maximum
Lease Arrangements
Age of vessels for which drydocking and special survey maintenance is carried out every 5 years	15 years
Period of drydocking and special survey maintenance carried out on vessels	15 days